Business segments - Major Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue, Major Customer [Line Items]
Major customer, percentage revenue, net	10.00%
Glencore [Member]
Revenue, Major Customer [Line Items]
Major customer, Revenue, net	$ 1,178,631	$ 1,867,711	$ 1,262,101
Southwire [Member]
Revenue, Major Customer [Line Items]
Major customer, Revenue, net	$ 0	$ 0	$ 226,740